Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Cash and equivalents	$ 3,891	$ 4,156
Restricted cash	18	18
Marketable securities and short-term investments	1,928	725
Receivables, net	7,446	6,858
Contract assets	1,090	954
Inventories, net	6,149	6,028
Prepaid expenses	235	230
Other current assets	520	601
Total current assets	21,277	19,570
Property, plant and equipment, net	4,142	3,911
Operating lease right-of-use assets	893	841
Investments in equity-accounted companies	187	130
Prepaid pension and other employee benefits	780	916
Intangible assets, net	1,223	1,406
Goodwill	10,561	10,511
Deferred taxes	1,381	1,396
Other non-current assets	496	467
Total assets	40,940	39,148
Accounts payable, trade	4,847	4,904
Contract liabilities	2,844	2,216
Short-term debt and current maturities of long-term debt	2,607	2,535
Current operating leases	249	220
Provisions for warranties	1,210	1,028
Other provisions	1,201	1,171
Other current liabilities	5,046	4,455
Total current liabilities	18,004	16,529
Long-term debt	5,221	5,143
Non-current operating leases	666	651
Pension and other employee benefits	686	719
Deferred taxes	669	729
Other non-current liabilities	1,548	2,105
Total liabilities	26,794	25,876
Commitments and contingencies
Redeemable noncontrolling interest	89	85
Stockholders' equity:
Common stock, CHF 0.12 par value (1,882 million and 1,965 million shares issued at December 31, 2023 and 2022, respectively)	163	171
Additional paid-in capital	7	141
Retained earnings	19,724	20,082
Accumulated other comprehensive loss	(5,070)	(4,556)
Treasury stock, at cost (40 million and 100 million shares at December 31, 2023 and 2022, respectively)	(1,414)	(3,061)
Total ABB stockholders' equity	13,410	12,777
Noncontrolling interests	647	410
Total stockholders' equity	14,057	13,187
Total liabilities and stockholders' equity	$ 40,940	$ 39,148